PREFERRED STOCK (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Mar. 04, 2023	Feb. 28, 2022	May 18, 2021	May 31, 2023	Feb. 28, 2022	Feb. 28, 2023	May 17, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized		6,894,356	10,000,000	6,894,356	6,894,356	6,894,356	2,000,000
Interest expense				$ 1,699,146	$ 1,699,146
Preferred stock, shares issued		0		0	0	0
Preferred stock, shares outstanding		0		0	0	0
Preferred stock, voting rights			Each Series B preferred share will have voting power of 40 shares of the Company’s common stock
Common Stock [Member]
Class of Stock [Line Items]
Converted shares of common stock	1,699,146	1,699,146			1,699,146
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,105,644	1,105,644	1,105,644	1,105,644	1,105,644
Preferred stock dividend rate			2.00%	2.00%
Converted shares	1,105,679	1,105,644			1,105,679
Converted shares of common stock					1,699,146
Preferred stock, shares issued		1,105,644		0	1,105,644	0
Preferred stock, shares outstanding		1,105,644		0	1,105,644	0
Preferred stock, voting rights				Each share of the Series A has five votes
Preferred stock, conversion basis, description				convertible at any time into shares of common stock
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		2,000,000		2,000,000	2,000,000	2,000,000
Preferred stock, shares issued		0		2,000,000	0	2,000,000
Preferred stock, shares outstanding		0		2,000,000	0	2,000,000
Preferred stock, voting rights				Each Series B preferred share has voting power of 40 shares of the Company’s common stock
Preferred stock, conversion basis, description				The Series B preferred will have no conversion feature
Minimum [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			2,000,000
Minimum [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			2,000,000
Maximum [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			10,000,000
Maximum [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			10,000,000	10,000,000